Financial Risk Management - Credit risks (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
One customer
Credit risk
Receivables percentage	6.00%	22.00%
Trade accounts receivables
Credit risk
Maximum exposure to credit risk	€ 96,233	€ 168,653
Trade accounts receivables | United States
Credit risk
Maximum exposure to credit risk	38,709	92,034
Trade accounts receivables | France
Credit risk
Maximum exposure to credit risk	7,107	24,429
Trade accounts receivables | United Kingdom
Credit risk
Maximum exposure to credit risk	15,600	20,451
Trade accounts receivables | Germany
Credit risk
Maximum exposure to credit risk	8,699	7,767
Trade accounts receivables | Rest of Europe
Credit risk
Maximum exposure to credit risk	12,990	13,622
Trade accounts receivables | Rest of the world
Credit risk
Maximum exposure to credit risk	13,129	10,350
Contract assets
Credit risk
Maximum exposure to credit risk	€ 25,000	€ 30,516